October 6, 2022

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Tema ETF Trust, File No. 811-23823

Ladies and Gentlemen:

On behalf of Tema ETF Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 3 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The purpose of the attached filing is to add to the Trust’s Registration Statement the following additional series of the Trust:

Tema Global Royalties ETF	(DANI)
Tema Beer, Spirits and Mixers ETF	(RAJI)

For avoidance of doubt, these two additional series are in addition to the seven series of the Trust already included in the Registration Statement:

Tema Luxury Goods ETF	LUX
Tema Conquer Cancer Oncology ETF	CELL
Tema Emerging Markets Fintech ex-China ETF	EMFT
Tema Monopoly, Duopoly, Oligopoly ETF	TOLL
Tema American Industrial Revolution ETF	REVO
Tema Private Investments ETF	FEES
Tema Superabundance ETF

If you have any questions concerning this filing, please contact Bibb Strench at 202.973.2727.

Very truly yours,

/s/ Bibb Strench______________

Bibb L. Strench